WARRANT LIABILITY (Narrative) (Details) $ / shares in Units, shares in Millions			1 Months Ended	12 Months Ended
	Dec. 08, 2020 $ / shares shares	May 01, 2013 $ / shares shares	Jun. 17, 2020 $ / shares shares	Dec. 31, 2022 CAD ($)
2020 Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants granted during period | shares	1.3		33.7
Exercise price of warrants granted | $ / shares	$ 0.25		$ 0.25
2013 Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants granted during period | shares		6.0
Exercise price of warrants granted | $ / shares		$ 3.5
Number of common shares to be granted per warrant on a cashless exercise		0.15
Warrants settled, price per warrant | $				$ 28.000